UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-02351

Western Asset Income Fund
(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY		10018
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-888-777-0102

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2012

ITEM 1.                                                  SCHEDULE OF INVESTMENTS.

WESTERN ASSET INCOME FUND

FORM N-Q

SEPTEMBER 30, 2012

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited)

September 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES — 92.0%
CONSUMER DISCRETIONARY — 8.9%
Automobiles — 1.2%
Escrow GCB General Motors	—	—	$2,710,000	$0	*(a)(b)(c)
Ford Motor Credit Co., LLC, Senior Notes	7.000%	4/15/15	610,000	683,200
Ford Motor Credit Co., LLC, Senior Notes	8.125%	1/15/20	410,000	515,111
Ford Motor Credit Co., LLC, Senior Notes	4.250%	9/20/22	220,000	225,447
Hyundai Capital America, Senior Notes	1.625%	10/2/15	290,000	290,144	(d)
Total Automobiles				1,713,902
Hotels, Restaurants & Leisure — 0.2%
NCL Corp. Ltd., Senior Secured Notes	11.750%	11/15/16	180,000	207,450
Household Durables — 0.3%
Leggett & Platt Inc., Senior Notes	3.400%	8/15/22	330,000	342,720
NVR Inc., Senior Notes	3.950%	9/15/22	50,000	51,270
Total Household Durables				393,990
Media — 5.7%
Comcast Corp., Bonds	6.400%	5/15/38	950,000	1,216,591
Comcast Corp., Notes	6.450%	3/15/37	220,000	283,366
Comcast Corp., Senior Notes	6.950%	8/15/37	160,000	217,818
Comcast Corp., Senior Notes	4.650%	7/15/42	200,000	213,922
NBCUniversal Media LLC, Senior Notes	4.450%	1/15/43	710,000	707,579
News America Inc., Senior Notes	6.550%	3/15/33	545,000	639,537
News America Inc., Senior Notes	7.750%	12/1/45	130,000	174,220
Nielsen Finance LLC/Nielsen Finance Co., Senior Notes	11.500%	5/1/16	100,000	111,750
TCI Communications Inc.	8.750%	8/1/15	160,000	193,443
Time Warner Cable Inc., Senior Notes	8.750%	2/14/19	520,000	708,001
Time Warner Entertainment Co., LP, Senior Notes	8.375%	7/15/33	530,000	770,520
Time Warner Inc., Senior Debentures	7.700%	5/1/32	595,000	835,587
Time Warner Inc., Senior Notes	4.900%	6/15/42	150,000	164,577
United Business Media Ltd., Notes	5.750%	11/3/20	640,000	669,963	(d)
WPP Finance 2010, Senior Notes	4.750%	11/21/21	840,000	920,275
WPP Finance UK, Senior Notes	8.000%	9/15/14	180,000	202,065
Total Media				8,029,214
Multiline Retail — 0.5%
Macy’s Retail Holdings Inc., Notes	5.750%	7/15/14	400,000	433,568
Target Corp., Senior Notes	4.000%	7/1/42	270,000	276,348
Total Multiline Retail				709,916
Specialty Retail — 1.0%
American Greetings Corp., Senior Notes	7.375%	12/1/21	160,000	164,800
Gap Inc., Senior Notes	5.950%	4/12/21	730,000	813,161
QVC Inc., Senior Secured Notes	5.125%	7/2/22	440,000	465,966	(d)
Total Specialty Retail				1,443,927
TOTAL CONSUMER DISCRETIONARY				12,498,399
CONSUMER STAPLES — 3.7%
Beverages — 1.4%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.375%	1/15/20	260,000	322,835
Anheuser-Busch InBev Worldwide Inc., Senior Notes	2.500%	7/15/22	170,000	172,408
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.750%	7/15/42	120,000	120,295
Pernod-Ricard SA, Senior Bonds	5.750%	4/7/21	530,000	630,562	(d)
Pernod-Ricard SA, Senior Notes	5.500%	1/15/42	670,000	764,538	(d)
Total Beverages				2,010,638
Food Products — 0.5%
Kraft Foods Group Inc., Senior Notes	5.375%	2/10/20	78,000	92,703	(d)
Kraft Foods Group Inc., Senior Notes	3.500%	6/6/22	320,000	338,109	(d)

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)

September 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Food Products — continued
Kraft Foods Group Inc., Senior Notes	5.000%	6/4/42	$200,000	$223,116	(d)
Kraft Foods Inc., Senior Notes	5.375%	2/10/20	72,000	86,858
Total Food Products				740,786
Tobacco — 1.8%
Altria Group Inc., Senior Notes	9.700%	11/10/18	160,000	229,168
Altria Group Inc., Senior Notes	9.250%	8/6/19	40,000	56,796
Altria Group Inc., Senior Notes	4.750%	5/5/21	70,000	80,085
Altria Group Inc., Senior Notes	2.850%	8/9/22	210,000	209,512
Lorillard Tobacco Co., Senior Notes	8.125%	6/23/19	300,000	386,878
Lorillard Tobacco Co., Senior Notes	8.125%	5/1/40	270,000	355,116
Lorillard Tobacco Co., Senior Notes	7.000%	8/4/41	320,000	385,481
Philip Morris International Inc., Senior Notes	6.875%	3/17/14	490,000	535,320
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	260,000	286,403
Total Tobacco				2,524,759
TOTAL CONSUMER STAPLES				5,276,183
ENERGY — 15.5%
Energy Equipment & Services — 0.8%
Baker Hughes Inc., Senior Notes	7.500%	11/15/18	370,000	498,453
Baker Hughes Inc., Senior Notes	5.125%	9/15/40	240,000	294,173
Schlumberger Investment SA, Senior Notes	2.400%	8/1/22	260,000	257,361	(d)
Total Energy Equipment & Services				1,049,987
Oil, Gas & Consumable Fuels — 14.7%
Anadarko Finance Co., Senior Notes	7.500%	5/1/31	465,000	622,612
Anadarko Petroleum Corp., Senior Notes	6.375%	9/15/17	35,000	42,197
Apache Corp.	6.900%	9/15/18	100,000	128,705
Apache Corp., Senior Notes	6.000%	1/15/37	190,000	252,753
Apache Corp., Senior Notes	5.100%	9/1/40	80,000	95,991
Apache Corp., Senior Notes	5.250%	2/1/42	90,000	110,461
Arch Coal Inc., Senior Notes	7.000%	6/15/19	260,000	218,400
ConocoPhillips, Notes	6.500%	2/1/39	810,000	1,165,603
ConocoPhillips, Senior Notes	6.000%	1/15/20	310,000	397,591
Devon Energy Corp., Senior Notes	5.600%	7/15/41	320,000	379,667
Devon Financing Corp. ULC, Debentures	7.875%	9/30/31	380,000	552,189
Duke Capital LLC, Senior Notes	6.250%	2/15/13	800,000	816,155
El Paso Corp., Medium-Term Notes	7.800%	8/1/31	2,000,000	2,323,910
Enbridge Energy Partners LP	9.875%	3/1/19	120,000	163,445
Energy Transfer Partners LP, Senior Notes	9.700%	3/15/19	170,000	224,639
Enterprise Products Operating LLC, Senior Notes	6.125%	10/15/39	320,000	384,593
EOG Resources Inc., Senior Notes	5.875%	9/15/17	540,000	657,715
Hess Corp., Notes	7.875%	10/1/29	1,180,000	1,632,932
Hess Corp., Senior Bonds	6.000%	1/15/40	300,000	364,025
Kerr-McGee Corp., Notes	6.950%	7/1/24	1,080,000	1,394,203
LUKOIL International Finance BV, Bonds	6.356%	6/7/17	310,000	354,150	(d)
Noble Energy Inc., Senior Notes	6.000%	3/1/41	390,000	472,111
Occidental Petroleum Corp., Senior Notes	2.700%	2/15/23	340,000	349,503
Pemex Project Funding Master Trust, Senior Bonds	6.625%	6/15/35	2,635,000	3,306,925
Petrobras International Finance Co., Global Notes	5.875%	3/1/18	879,000	1,001,411
Petrobras International Finance Co., Senior Notes	6.750%	1/27/41	780,000	968,092
Phillips 66, Senior Notes	5.875%	5/1/42	160,000	189,981	(d)
Shell International Finance BV, Senior Notes	6.375%	12/15/38	250,000	360,050
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	5.400%	8/15/41	310,000	371,521
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	4.450%	8/1/42	450,000	460,024	(d)
Williams Cos. Inc., Debentures	7.500%	1/15/31	47,000	58,905
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	37,000	47,327
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	610,000	846,232
Total Oil, Gas & Consumable Fuels				20,714,018
TOTAL ENERGY				21,764,005

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)

September 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FINANCIALS — 34.4%
Capital Markets — 6.2%
GFI Group Inc., Senior Notes	8.625%	7/19/18	$180,000	$157,950
Goldman Sachs Capital I, Capital Securities	6.345%	2/15/34	555,000	557,617
Goldman Sachs Capital II, Junior Subordinated Bonds	5.793%	6/1/43	880,000	662,781	(e)
Goldman Sachs Group Inc., Senior Notes	6.000%	5/1/14	40,000	42,939
Goldman Sachs Group Inc., Senior Notes	5.375%	3/15/20	270,000	301,311
Goldman Sachs Group Inc., Senior Notes	5.250%	7/27/21	510,000	562,242
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	570,000	659,472
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	640,000	685,620
Merrill Lynch & Co. Inc., Senior Notes	6.400%	8/28/17	300,000	349,009
Merrill Lynch & Co. Inc., Subordinated Notes	5.700%	5/2/17	1,000,000	1,094,016
Merrill Lynch & Co. Inc., Subordinated Notes	6.110%	1/29/37	320,000	339,478
Morgan Stanley, Medium-Term Notes	6.625%	4/1/18	100,000	114,894
Morgan Stanley, Senior Notes	6.000%	5/13/14	860,000	911,568
Morgan Stanley, Senior Notes	5.500%	7/24/20	100,000	107,971
Morgan Stanley, Senior Notes	6.375%	7/24/42	90,000	99,123
State Street Corp., Junior Subordinated Notes	4.956%	3/15/18	480,000	530,518
UBS AG Stamford CT, Subordinated Notes	7.625%	8/17/22	1,180,000	1,233,761
Vesey Street Investment Trust I, Senior Notes	4.404%	9/1/16	310,000	331,713
Total Capital Markets				8,741,983
Commercial Banks — 8.6%
BankAmerica Institutional Capital B, Junior Subordinated Bonds	7.700%	12/31/26	480,000	487,200	(d)
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	240,000	311,791	(d)
BBVA US Senior SAU, Senior Notes	3.250%	5/16/14	340,000	337,389
BNP Paribas SA, Senior Notes	2.375%	9/14/17	240,000	241,037
CIT Group Inc., Secured Notes	5.250%	4/1/14	370,000	385,725	(d)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Senior Notes	5.250%	5/24/41	570,000	662,200
Credit Agricole SA, Subordinated Notes	8.375%	10/13/19	560,000	544,600	(d)(e)(f)
HSBC Finance Capital Trust IX, Junior Subordinated Notes	5.911%	11/30/35	1,350,000	1,328,063	(e)
ING Bank NV, Notes	2.000%	9/25/15	420,000	420,628	(d)
Intesa Sanpaolo SpA, Senior Notes	3.625%	8/12/15	1,240,000	1,215,200	(d)
Mizuho Financial Group Cayman Ltd.	5.790%	4/15/14	550,000	582,694	(d)
Nordea Bank AB, Subordinated Notes	4.875%	5/13/21	510,000	535,622	(d)
Oversea-Chinese Banking Corp. Ltd., Subordinated Notes	3.150%	3/11/23	390,000	391,702	(d)(e)
Rabobank Nederland NV, Junior Subordinated Notes	11.000%	6/30/19	708,000	930,135	(d)(e)(f)
Royal Bank of Scotland Group PLC, Junior Subordinated Bonds	7.648%	9/30/31	1,140,000	1,105,800	(e)(f)
Royal Bank of Scotland Group PLC, Senior Notes	2.550%	9/18/15	250,000	253,008
Royal Bank of Scotland Group PLC, Subordinated Notes	5.000%	10/1/14	580,000	597,296
Royal Bank of Scotland Group PLC, Subordinated Notes	5.050%	1/8/15	170,000	176,354
Wachovia Capital Trust III, Junior Subordinated Bonds	5.570%	11/15/12	1,120,000	1,107,400	(e)(f)
Wells Fargo Capital X, Capital Securities	5.950%	12/1/36	450,000	456,750
Total Commercial Banks				12,070,594
Consumer Finance — 3.9%
Ally Financial Inc., Senior Notes	7.500%	12/31/13	1,551,000	1,636,305
Ally Financial Inc., Subordinated Notes	8.000%	12/31/18	201,000	226,125
American Express Co., Senior Notes	8.125%	5/20/19	220,000	297,624
American Express Co., Subordinated Debentures	6.800%	9/1/66	370,000	395,900	(e)
Capital One Financial Corp., Senior Notes	6.750%	9/15/17	230,000	281,704
HSBC Finance Corp., Senior Notes	6.676%	1/15/21	1,300,000	1,507,633
SLM Corp., Senior Notes	3.875%	9/10/15	240,000	247,330

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)

September 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Consumer Finance — continued
SLM Corp., Senior Notes	7.250%	1/25/22	$830,000	$929,600
Total Consumer Finance				5,522,221
Diversified Financial Services — 10.2%
Bank of America Corp., Senior Notes	6.500%	8/1/16	70,000	80,956
Bank of America Corp., Senior Notes	7.625%	6/1/19	70,000	87,411
Bank of America Corp., Senior Notes	5.625%	7/1/20	30,000	34,209
Bank of America Corp., Senior Notes	5.875%	2/7/42	530,000	619,522
Beaver Valley Funding Corp., Senior Secured Bonds	9.000%	6/1/17	98,000	100,677
Capital One Capital VI	8.875%	5/15/40	190,000	193,185
Citigroup Inc., Senior Notes	6.375%	8/12/14	620,000	674,695
Citigroup Inc., Senior Notes	5.500%	10/15/14	270,000	291,152
Citigroup Inc., Senior Notes	6.010%	1/15/15	210,000	230,144
Citigroup Inc., Senior Notes	8.500%	5/22/19	1,280,000	1,692,808
Citigroup Inc., Senior Notes	8.125%	7/15/39	450,000	668,177
Citigroup Inc., Senior Notes	5.875%	1/30/42	240,000	289,151
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	550,000	597,219
General Electric Capital Corp., Junior Subordinated Bonds	6.250%	12/15/22	600,000	633,318	(e)(f)
General Electric Capital Corp., Notes	5.300%	2/11/21	530,000	608,210
General Electric Capital Corp., Senior Notes	5.900%	5/13/14	600,000	648,982
General Electric Capital Corp., Senior Notes	6.875%	1/10/39	280,000	374,109
General Electric Capital Corp., Subordinated Debentures	6.375%	11/15/67	700,000	738,640	(e)
ILFC E-Capital Trust I	4.280%	12/21/65	220,000	149,600	(d)(e)
ILFC E-Capital Trust II, Bonds	6.250%	12/21/65	790,000	624,100	(d)(e)
International Lease Finance Corp., Senior Notes	8.750%	3/15/17	190,000	222,300
International Lease Finance Corp., Senior Notes	8.875%	9/1/17	470,000	554,600
International Lease Finance Corp., Senior Notes	6.250%	5/15/19	130,000	139,750
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	190,000	226,100
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	370,000	382,228
International Lease Finance Corp., Senior Secured Notes	7.125%	9/1/18	600,000	699,000	(d)
JPMorgan Chase & Co., Subordinated Notes	6.125%	6/27/17	720,000	847,694
UFJ Finance Aruba AEC	6.750%	7/15/13	355,000	371,451
ZFS Finance USA Trust II, Bonds	6.450%	12/15/65	1,440,000	1,526,400	(d)(e)
Total Diversified Financial Services				14,305,788
Insurance — 4.7%
Allstate Corp., Junior Subordinated Debentures	6.500%	5/15/57	480,000	506,400	(e)
American International Group Inc., Junior Subordinated Debentures	6.250%	3/15/37	80,000	80,800
American International Group Inc., Senior Notes	6.400%	12/15/20	90,000	109,628
AXA SA, Subordinated Bonds	8.600%	12/15/30	200,000	241,831
Delphi Financial Group Inc., Senior Notes	7.875%	1/31/20	170,000	204,779
ING Capital Funding Trust III, Junior Subordinated Bonds	4.061%	12/31/12	1,470,000	1,351,987	(e)(f)
ING US Inc., Senior Notes	5.500%	7/15/22	600,000	625,910	(d)
MetLife Inc., Junior Subordinated Debentures	6.400%	12/15/36	1,210,000	1,269,388
MetLife Inc., Senior Notes	4.125%	8/13/42	420,000	413,525
Prudential Financial Inc., Junior Subordinated Debentures	8.875%	6/15/38	340,000	419,900	(e)
Prudential Holdings LLC, Bonds, AGM-Insured	7.245%	12/18/23	260,000	323,752	(d)
Teachers Insurance & Annuity Association of America - College Retirement Equity Fund, Notes	6.850%	12/16/39	400,000	549,273	(d)
Torchmark Corp., Senior Notes	3.800%	9/15/22	210,000	214,776
Willis North America Inc., Senior Notes	5.625%	7/15/15	230,000	249,148
Total Insurance				6,561,097
Real Estate Investment Trusts (REITs) — 0.1%
Health Care REIT Inc., Senior Notes	5.875%	5/15/15	130,000	144,226
Thrifts & Mortgage Finance — 0.7%
Santander Holdings USA Inc., Senior Notes	3.000%	9/24/15	830,000	839,727

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)

September 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Thrifts & Mortgage Finance — continued
Santander Holdings USA Inc., Senior Notes	4.625%	4/19/16	$160,000	$167,619
Total Thrifts & Mortgage Finance				1,007,346
TOTAL FINANCIALS				48,353,255
HEALTH CARE — 4.1%
Biotechnology — 0.8%
Amgen Inc., Senior Notes	5.150%	11/15/41	580,000	646,284
Gilead Sciences Inc., Senior Notes	4.400%	12/1/21	220,000	250,061
Gilead Sciences Inc., Senior Notes	5.650%	12/1/41	240,000	300,192
Total Biotechnology				1,196,537
Health Care Equipment & Supplies — 0.2%
Hospira Inc., Senior Notes	6.050%	3/30/17	210,000	242,821
Health Care Providers & Services — 2.8%
Aetna Inc., Senior Notes	6.500%	9/15/18	240,000	299,198
HCA Inc., Senior Notes	6.250%	2/15/13	930,000	942,787
HCA Inc., Senior Notes	5.750%	3/15/14	65,000	68,250
Humana Inc.	8.150%	6/15/38	190,000	255,053
Humana Inc., Senior Notes	6.450%	6/1/16	220,000	252,190
Tenet Healthcare Corp., Senior Secured Notes	10.000%	5/1/18	732,000	845,460
Tenet Healthcare Corp., Senior Secured Notes	8.875%	7/1/19	300,000	339,000
UnitedHealth Group Inc., Senior Notes	6.000%	11/15/17	31,000	38,342
WellPoint Inc., Notes	5.875%	6/15/17	290,000	345,010
WellPoint Inc., Senior Notes	3.125%	5/15/22	610,000	608,879
Total Health Care Providers & Services				3,994,169
Pharmaceuticals — 0.3%
Watson Pharmaceuticals Inc., Senior Notes	3.250%	10/1/22	350,000	354,483
TOTAL HEALTH CARE				5,788,010
INDUSTRIALS — 6.0%
Aerospace & Defense — 1.5%
Esterline Technologies Corp., Senior Notes	7.000%	8/1/20	750,000	832,500
Exelis Inc., Senior Notes	4.250%	10/1/16	470,000	490,843
Exelis Inc., Senior Notes	5.550%	10/1/21	520,000	566,564
L-3 Communications Corp., Senior Subordinated Notes	6.375%	10/15/15	154,000	155,771
Total Aerospace & Defense				2,045,678
Airlines — 1.7%
Continental Airlines Inc., Pass-Through Certificates	9.250%	5/10/17	195,496	214,068
Continental Airlines Inc., Pass-Through Certificates	6.545%	2/2/19	130,144	142,508
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	7.250%	11/10/19	198,384	226,654
Continental Airlines Inc., Secured Notes	6.250%	4/11/20	170,000	175,950
Continental Airlines Inc., Senior Secured Notes	7.256%	3/15/20	171,408	185,549
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	8.021%	8/10/22	102,677	110,891
Delta Air Lines Inc., Pass-Through Trust, Senior Secured Notes	7.750%	12/17/19	254,600	290,880
United Air Lines Inc., Pass-Through Trust, Pass-Through Certificates, Secured Notes	9.750%	1/15/17	111,627	127,812
United Air Lines Inc., Senior Secured Notes	9.875%	8/1/13	249,000	254,602	(d)
United Air Lines Inc., Senior Secured Notes	12.000%	11/1/13	340,000	349,350	(d)
US Airways 2012-1 Pass-Through Trust, Senior Secured Bonds	5.900%	10/1/24	360,000	380,700
Total Airlines				2,458,964
Commercial Services & Supplies — 0.6%
Republic Services Inc., Senior Notes	5.500%	9/15/19	130,000	153,945
Republic Services Inc., Senior Notes	5.250%	11/15/21	330,000	390,650

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)

September 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Commercial Services & Supplies — continued
Waste Management Inc., Senior Notes	7.750%	5/15/32	$250,000	$357,770
Total Commercial Services & Supplies				902,365
Industrial Conglomerates — 0.5%
United Technologies Corp., Senior Notes	6.125%	2/1/19	200,000	250,191
United Technologies Corp., Senior Notes	4.500%	6/1/42	340,000	381,067
Total Industrial Conglomerates				631,258
Machinery — 0.7%
Valmont Industries Inc., Senior Notes	6.625%	4/20/20	790,000	940,535
Road & Rail — 1.0%
Burlington Northern Santa Fe LLC, Senior Notes	4.400%	3/15/42	1,350,000	1,426,289
TOTAL INDUSTRIALS				8,405,089
INFORMATION TECHNOLOGY — 0.7%
IT Services — 0.6%
Electronic Data Systems Corp., Notes	7.450%	10/15/29	420,000	505,824
Mantech International Corp., Senior Notes	7.250%	4/15/18	320,000	337,600
Total IT Services				843,424
Semiconductors & Semiconductor Equipment — 0.1%
National Semiconductor Corp., Senior Notes	6.600%	6/15/17	110,000	137,625
TOTAL INFORMATION TECHNOLOGY				981,049
MATERIALS — 6.8%
Chemicals — 0.9%
Dow Chemical Co., Debentures	7.375%	11/1/29	800,000	1,059,917
Ecolab Inc., Senior Notes	5.500%	12/8/41	140,000	174,112
Total Chemicals				1,234,029
Containers & Packaging — 0.9%
Rock-Tenn Co., Senior Notes	4.450%	3/1/19	470,000	495,762	(d)
Rock-Tenn Co., Senior Notes	3.500%	3/1/20	150,000	152,867	(d)
Rock-Tenn Co., Senior Notes	4.900%	3/1/22	460,000	498,305	(d)
Rock-Tenn Co., Senior Notes	4.000%	3/1/23	80,000	81,293	(d)
Total Containers & Packaging				1,228,227
Metals & Mining — 4.8%
Anglo American Capital PLC, Senior Notes	2.625%	9/27/17	700,000	702,380	(d)
ArcelorMittal, Senior Notes	4.000%	2/25/15	340,000	339,774
ArcelorMittal, Senior Notes	4.000%	8/5/15	340,000	337,851
Barrick Gold Corp., Senior Notes	5.250%	4/1/42	560,000	619,792
Cliffs Natural Resources Inc., Senior Notes	4.875%	4/1/21	290,000	283,846
FMG Resources (August 2006) Pty Ltd., Senior Notes	7.000%	11/1/15	740,000	736,300	(d)
Freeport-McMoRan Copper & Gold Inc., Senior Notes	3.550%	3/1/22	410,000	410,414
Rio Tinto Finance USA Ltd., Senior Notes	9.000%	5/1/19	660,000	902,487
Rio Tinto Finance USA PLC, Senior Notes	4.125%	8/21/42	280,000	275,683
Southern Copper Corp., Senior Notes	5.375%	4/16/20	150,000	168,624
Steel Dynamics Inc., Senior Notes	6.125%	8/15/19	140,000	145,600	(d)
Vale Overseas Ltd., Notes	6.875%	11/21/36	1,148,000	1,329,244
Xstrata Finance Canada Ltd., Senior Notes	6.900%	11/15/37	430,000	492,366	(d)
Total Metals & Mining				6,744,361
Paper & Forest Products — 0.2%
Georgia-Pacific Corp.	7.375%	12/1/25	250,000	330,898
TOTAL MATERIALS				9,537,515
TELECOMMUNICATION SERVICES — 6.4%
Diversified Telecommunication Services — 5.0%
AT&T Corp., Senior Notes	8.000%	11/15/31	9,000	13,833
AT&T Inc., Global Notes	6.550%	2/15/39	1,230,000	1,667,254
AT&T Inc., Senior Notes	5.550%	8/15/41	340,000	423,232

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)

September 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Diversified Telecommunication Services — continued
British Telecommunications PLC, Bonds	9.625%	12/15/30	$330,000	$537,098
Deutsche Telekom International Finance BV, Senior Notes	5.750%	3/23/16	160,000	182,269
Koninklijke KPN NV, Senior Notes	8.375%	10/1/30	200,000	267,497
Qwest Corp., Debentures	6.875%	9/15/33	1,000,000	1,012,500
Telecom Italia Capital SA, Senior Notes	7.721%	6/4/38	390,000	391,950
Telecom Italia Capital SpA, Senior Notes	7.200%	7/18/36	20,000	19,600
Telefonica Emisiones SAU, Senior Notes	3.729%	4/27/15	230,000	228,850
Telefonica Emisiones SAU, Senior Notes	5.877%	7/15/19	230,000	231,150
Telefonica Emisiones SAU, Senior Notes	7.045%	6/20/36	120,000	117,000
Verizon Communications Inc., Senior Notes	8.950%	3/1/39	720,000	1,254,653
Verizon Global Funding Corp., Senior Notes	5.850%	9/15/35	570,000	720,788
Total Diversified Telecommunication Services				7,067,674
Wireless Telecommunication Services — 1.4%
America Movil SAB de CV, Senior Notes	6.125%	3/30/40	850,000	1,105,991
Rogers Wireless Inc., Secured Notes	6.375%	3/1/14	300,000	323,861
Sprint Capital Corp., Global Notes	6.900%	5/1/19	330,000	342,375
Telefonica Europe BV	8.250%	9/15/30	230,000	243,800
Total Wireless Telecommunication Services				2,016,027
TOTAL TELECOMMUNICATION SERVICES				9,083,701
UTILITIES — 5.5%
Electric Utilities — 3.5%
AES El Salvador Trust, Senior Notes	6.750%	2/1/16	750,000	753,750	(d)
Cleveland Electric Illuminating Co., Senior Secured Bonds	8.875%	11/15/18	360,000	486,679
Duke Energy Corp., Senior Notes	6.300%	2/1/14	500,000	536,658
Enersis SA, Notes	7.400%	12/1/16	452,000	534,826
FirstEnergy Corp., Notes	7.375%	11/15/31	110,000	144,085
IPALCO Enterprises Inc., Senior Secured Notes	5.000%	5/1/18	470,000	492,325
Pacific Gas & Electric Co., First Mortgage Bonds	6.050%	3/1/34	140,000	184,001
PNPP II Funding Corp.	9.120%	5/30/16	1,124,000	1,183,313
Virginia Electric and Power Co., Senior Notes	8.875%	11/15/38	390,000	671,406
Total Electric Utilities				4,987,043
Gas Utilities — 0.1%
Southern Natural Gas Co., Senior Notes	5.900%	4/1/17	170,000	199,465	(d)
Independent Power Producers & Energy Traders — 0.5%
Exelon Generation Co., LLC, Senior Notes	4.250%	6/15/22	600,000	634,844	(d)
Multi-Utilities — 1.4%
CenterPoint Energy Inc.	6.850%	6/1/15	1,150,000	1,293,546
Dominion Resources Inc., Senior Notes	8.875%	1/15/19	250,000	340,608
DTE Energy Co.	6.350%	6/1/16	260,000	307,384
Total Multi-Utilities				1,941,538
TOTAL UTILITIES				7,762,890
TOTAL CORPORATE BONDS & NOTES (Cost — $113,619,869)				129,450,096
ASSET-BACKED SECURITIES — 0.2%
SLM Student Loan Trust, 2011-A A3 (Cost - $330,000)	2.721%	1/15/43	330,000	334,360	(d)(e)
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.3%
Thornburg Mortgage Securities Trust, 2007-4 2A1	6.159%	9/25/37	202,230	201,783	(e)
Thornburg Mortgage Securities Trust, 2007-4 3A1	6.145%	9/25/37	189,882	194,640	(e)
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $388,778)				396,423
SOVEREIGN BONDS — 1.0%
Canada — 0.8%
Quebec Province	7.970%	7/22/36	650,000	1,034,624

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)

September 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Mexico — 0.0%
United Mexican States, Senior Notes	4.750%	3/8/44	$30,000	$33,375
Russia — 0.2%
RSHB Capital, Loan Participation Notes, Secured Notes	7.125%	1/14/14	200,000	211,620	(d)
Russian Foreign Bond - Eurobond, Senior Bonds	7.500%	3/31/30	43,470	54,881	(d)
Total Russia				266,501
TOTAL SOVEREIGN BONDS (Cost — $1,016,306)				1,334,500
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 1.5%
U.S. Government Obligations — 1.5%
U.S. Treasury Bonds	3.000%	5/15/42	220,000	228,113
U.S. Treasury Notes	0.875%	7/31/19	120,000	118,856
U.S. Treasury Notes	2.000%	2/15/22	820,000	852,864
U.S. Treasury Notes	1.750%	5/15/22	20,000	20,281
U.S. Treasury Notes	1.625%	8/15/22	950,000	948,961
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $2,163,010)				2,169,075

			SHARES
PREFERRED STOCKS — 1.4%
FINANCIALS — 1.4%
Consumer Finance — 1.1%
GMAC Capital Trust I	8.125%		63,250	1,588,207	(e)
Diversified Financial Services — 0.3%
Citigroup Capital XIII	7.875%		15,253	424,796	(e)
Thrifts & Mortgage Finance — 0.0%
Federal National Mortgage Association (FNMA)	8.250%		11,700	10,179	*(a)(e)
TOTAL PREFERRED STOCKS (Cost — $2,195,589)				2,023,182
TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $119,713,552)				135,707,636

			FACE AMOUNT
SHORT-TERM INVESTMENTS — 2.1%
Repurchase Agreements — 2.1%
Barclays Capital Inc. tri-party repurchase agreement dated 9/28/12; Proceeds at maturity - $2,834,035; (Fully collateralized by U.S. government obligations, 0.875% due 1/31/17; Market value - $2,937,463 (Cost - $2,834,000)	0.150%	10/1/12	$2,834,000	2,834,000
TOTAL INVESTMENTS — 98.5% (Cost — $122,547,552#)				138,541,636
Other Assets in Excess of Liabilities — 1.5%				2,169,510
TOTAL NET ASSETS — 100.0%				$140,711,146

*	Non-income producing security.
(a)	Illiquid security.
(b)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).
(c)	Value is less than $1.
(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(e)	Variable rate security. Interest rate disclosed is as of the most recent information available.
(f)	Security has no maturity date. The date shown represents the next call date.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)

September 30, 2012

Abbreviations used in this schedule:
AGM	- Assured Guaranty Municipal Corp.
REIT	- Real Estate Investment Trust

See Notes to Schedule of Investments.

Notes to schedule of investments (unaudited)

1. Organization and significant accounting policies

Western Asset Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a closed-end diversified investment company.

The Fund seeks high level of current income, consistent with prudent investment risk. Capital appreciation is a secondary investment objective.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances.  Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to schedule of investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date.  These inputs are summarized in the three broad levels listed below:

•                  Level 1—quoted prices in active markets for identical investments

•                  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
	QUOTED PRICES	OTHER SIGNIFICANT OBSERVABLE INPUTS	SIGNIFICANT UNOBSERVABLE INPUTS
DESCRIPTION	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)		TOTAL
Long-term investments†:
Corporate bonds & notes	—	$129,450,096	$0	*	$129,450,096
Asset-backed securities	—	334,360	—		334,360
Collateralized mortgage obligations	—	396,423	—		396,423
Sovereign bonds	—	1,334,500	—		1,334,500
U.S. government & agency obligations	—	2,169,075	—		2,169,075
Preferred stocks	$2,023,182	—	—		2,023,182
Total Long-term investments	$2,023,182	$133,684,454	$0	*	$135,707,636
Short-term investments†:	—	$2,834,000	—		$2,834,000
Total investments:	$2,023,182	$136,518,454	$0	*	$138,541,636
Other financial instruments:
Futures contracts	$53,149	—	—		$53,149
Total	$2,076,331	$136,518,454	$0	*	$138,594,785

LIABILITIES
	QUOTED PRICES	OTHER SIGNIFICANT OBSERVABLE INPUTS	SIGNIFICANT UNOBSERVABLE INPUTS
DESCRIPTION	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)		TOTAL
Other financial instruments:
Futures contracts	$4,250	—	—		$4,250

†See Schedule of Investments for additional detailed categorizations.

* Value is less than $1.

Notes to schedule of investments (unaudited) (continued)

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes.  A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Credit and market risk. The Fund invests in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(e) Security transactions.  Security transactions are accounted for on a trade date basis.

2.  Investments

At September 30, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Notes to schedule of investments (unaudited) (continued)

Gross unrealized appreciation	$16,775,896
Gross unrealized depreciation	(781,812)
Net unrealized appreciation	$15,994,084

At September 30, 2012, the Fund had the following open futures contracts:

	NUMBER OF CONTRACTS	EXPIRATION DATE	BASIS VALUE	MARKET VALUE	UNREALIZED GAIN (LOSS)
Contracts to Buy:
U.S. Treasury 5-Year Notes	113	12/12	$14,053,571	$14,083,508	$29,937
U.S. Treasury 10-Year Notes	9	12/12	1,195,185	1,201,359	6,174
U.S. Treasury Ultra Long-Term Bonds	3	12/12	499,681	495,656	(4,025)
					32,086
Contracts to Sell:
U.S. Treasury 2-Year Notes	2	12/12	440,838	441,063	(225)
U.S. Treasury 30-Year Bonds	118	12/12	17,643,288	17,626,250	17,038
					16,813
Net unrealized gain on open futures contracts					$48,899

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at September 30, 2012.

	Futures Contracts
Primary Underlying Risk Disclosure	Unrealized Appreciation	Unrealized Depreciation	Total
Interest Rate Risk	$53,149	$(4,250)	$48,899

During the period ended September 30, 2012, the volume of derivative activity for the Fund was as follows:

Average market value
Futures contracts (to buy)	$5,232,065
Futures contracts (to sell)	14,299,816

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Income Fund

By:	/s/ R. Jay Gerken
R. Jay Gerken
President

Date: November 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
President

Date: November 26, 2012

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date: November 26, 2012